Pioneer Fundamental
Growth Fund

Schedule of Investments | June 30, 2019

Ticker Symbols:
Class A PIGFX
Class C FUNCX
Class K PFGKX
Class R PFGRX
Class Y FUNYX

Schedule of Investments | 6/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.0%
	COMMON STOCKS - 97.0% of Net Assets
	Aerospace & Defense - 2.9%
994,961	Raytheon Co.	$173,003,819
	Total Aerospace & Defense	$173,003,819
	Beverages - 4.5%
2,048,535	PepsiCo., Inc.	$268,624,395
	Total Beverages	$268,624,395
	Capital Markets - 5.0%
1,835,297	Charles Schwab Corp.	$73,760,587
2,659,879	Intercontinental Exchange, Inc.	228,590,001
	Total Capital Markets	$302,350,588
	Chemicals - 2.7%
560,706	Ecolab, Inc.	$110,705,793
366,307	International Flavors & Fragrances, Inc.	53,147,482
	Total Chemicals	$163,853,275
	Communications Equipment - 0.5%
115,648(a)	Arista Networks, Inc.	$30,024,534
	Total Communications Equipment	$30,024,534
	Electrical Equipment - 1.8%
1,592,893	Emerson Electric Co.	$106,277,821
	Total Electrical Equipment	$106,277,821
	Electronic Equipment, Instruments & Components - 3.2%
531,192	Amphenol Corp.	$50,962,561
1,245,561	CDW Corp.	138,257,271
	Total Electronic Equipment, Instruments & Components	$189,219,832
	Entertainment - 2.1%
1,229,709(a)	Electronic Arts, Inc.	$124,520,333
	Total Entertainment	$124,520,333
	Food & Staples Retailing - 2.0%
1,072,305	Walmart, Inc.	$118,478,979
	Total Food & Staples Retailing	$118,478,979
	Health Care Equipment & Supplies - 5.2%
227,575(a)	ABIOMED, Inc.	$59,281,011
204,277	Cooper Cos., Inc.	68,818,878
433,132(a)	Edwards Lifesciences Corp.	80,016,806
1,080,757	Medtronic Plc	105,254,924
	Total Health Care Equipment & Supplies	$313,371,619
	Insurance - 6.2%
2,090,819	Marsh & McLennan Cos., Inc.	$208,559,195
2,049,948	Progressive Corp.	163,852,344
	Total Insurance	$372,411,539
	Interactive Media & Services - 5.5%
305,610(a)	Alphabet, Inc., Class C	$330,336,905
	Total Interactive Media & Services	$330,336,905
	Internet & Direct Marketing Retail - 6.2%
99,187(a)	Amazon.com, Inc.	$187,823,479
97,818(a)	Booking Holdings, Inc.	183,380,383
	Total Internet & Direct Marketing Retail	$371,203,862
	IT Services - 10.5%
966,523	Accenture Plc	$178,584,455
1,208,198	Mastercard, Inc.	319,604,617
1,131,227(a)	PayPal Holdings, Inc.	129,480,242
	Total IT Services	$627,669,314
	Life Sciences Tools & Services - 3.4%
700,823	Thermo Fisher Scientific, Inc.	$205,817,699
	Total Life Sciences Tools & Services	$205,817,699
	Machinery - 2.0%
845,653	Stanley Black & Decker, Inc.	$122,289,880
	Total Machinery	$122,289,880
	Pharmaceuticals - 7.5%
1,953,262(a)	Elanco Animal Health, Inc.	$66,020,255
1,336,105	Eli Lilly & Co.	148,027,073
434,088	Johnson & Johnson	60,459,777
1,516,661	Zoetis, Inc.	172,125,857
	Total Pharmaceuticals	$446,632,962
	Semiconductors & Semiconductor Equipment - 1.9%
408,287	Broadcom, Inc.	$117,529,496
	Total Semiconductors & Semiconductor Equipment	$117,529,496
	Software - 10.4%
541,753(a)	Adobe, Inc.	$159,627,522
3,502,873	Microsoft Corp.	469,244,867
	Total Software	$628,872,389
	Specialty Retail - 9.6%
1,046,894	Home Depot, Inc.	$217,722,545
312,350(a)	O'Reilly Automotive, Inc.	115,357,102
1,872,746	Ross Stores, Inc.	185,626,583
Shares		Value
	Specialty Retail - (continued)
566,822	Tractor Supply Co.	$61,670,234
	Total Specialty Retail	$580,376,464
	Technology Hardware, Storage & Peripherals - 3.9%
1,192,620	Apple, Inc.	$236,043,350
	Total Technology Hardware, Storage & Peripherals	$236,043,350
	TOTAL COMMON STOCKS
	(Cost $3,764,158,329)	$5,828,909,055
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0% of Net Assets
71,000,000(b)	U.S. Treasury Bills, 7/2/19	$70,996,174
35,000,000(b)	U.S. Treasury Bills, 7/9/19	34,984,950
15,000,000(b)	U.S. Treasury Bills, 7/23/19	14,981,069
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $120,958,897)	$120,962,193
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.0%
	(Cost $3,885,117,226)	$5,949,871,248
	OTHER ASSETS AND LIABILITIES - 1.0%	$59,957,809
	NET ASSETS - 100.0%	$6,009,829,057

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,828,909,055	$–	$–	$5,828,909,055
U.S. Government and Agency Obligations	–	120,962,193	–	120,962,193
Total Investments in Securities	$5,828,909,055	$120,962,193	$–	$5,949,871,248

During the three months ended June, 30, 2019, there were no transfers between Levels 1, 2 and 3.